Credit Risk - Summary of Other Segments by Forbearance Applied (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Forbearance [Line Items]
Term extension	£ 241	£ 300
Interest-only	582	707
Other payment rescheduling	652	759
Loans forbearance	1,475	1,766
Performing [member]
Disclosure Of Forbearance [Line Items]
Term extension	178	222
Interest-only	407	481
Other payment rescheduling	392	466
Loans forbearance	977	1,169
Commercial Banking [member]
Disclosure Of Forbearance [Line Items]
Term extension	136	168
Interest-only	152	158
Other payment rescheduling	127	208
Loans forbearance	£ 415	£ 534
Proportion of portfolio	1.70%	2.20%
Commercial Banking [member] | Non-Performing [member]
Disclosure Of Forbearance [Line Items]
Loans forbearance	£ 273	£ 344
Commercial Banking [member] | Performing [member]
Disclosure Of Forbearance [Line Items]
Loans forbearance	142	190
Global Corporate Banking [member]
Disclosure Of Forbearance [Line Items]
Term extension	55	11
Other payment rescheduling	299	10
Loans forbearance	£ 354	£ 21
Proportion of portfolio	1.10%	0.10%
Global Corporate Banking [member] | Non-Performing [member]
Disclosure Of Forbearance [Line Items]
Loans forbearance	£ 347	£ 10
Global Corporate Banking [member] | Performing [member]
Disclosure Of Forbearance [Line Items]
Loans forbearance	7	11
Corporate Centre [member]
Disclosure Of Forbearance [Line Items]
Term extension		1
Interest-only	14	20
Other payment rescheduling	13	16
Loans forbearance	£ 27	£ 37
Proportion of portfolio	2.60%	2.70%
Corporate Centre [member] | Non-Performing [member]
Disclosure Of Forbearance [Line Items]
Loans forbearance	£ 11	£ 15
Corporate Centre [member] | Performing [member]
Disclosure Of Forbearance [Line Items]
Loans forbearance	£ 16	£ 22